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                                 ST. CLAIR FUNDS, INC.
                             SUPPLEMENT DATED JUNE 12, 1998
                            TO PROSPECTUS DATED MAY 1, 1998

                    MUNDER INSTITUTIONAL S&P 500 INDEX EQUITY FUND
                   MUNDER INSTITUTIONAL S&P MIDCAP INDEX EQUITY FUND
                  MUNDER INSTITUTIONAL S&P SMALLCAP INDEX EQUITY FUND
                    MUNDER INSTITUTIONAL SHORT TERM TREASURY FUND
                       MUNDER INSTITUTIONAL MONEY MARKET FUND

CLOSING OF MUNDER INSTITUTIONAL S&P SMALLCAP INDEX EQUITY FUND

The Munder Institutional S&P SmallCap Index Equity Fund is no longer available.